Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,819	$ 4,319
Restricted cash	397	390
Short-term deposits	22,384	40,157
Prepaid expenses and other current assets	2,211	2,334
Total current assets	34,811	47,200
LONG-TERM ASSETS:
Property and equipment, net	8,761	5,890
Long-term deposits		22,120
Other long-term assets	663	637
Total long-term assets	9,424	28,647
Total assets	44,235	75,847
CURRENT LIABILITIES:
Trade payables	4,136	974
Accrued expenses and other current liabilities	3,940	1,903
Total current liabilities	8,076	2,877
LONG-TERM LIABILITIES:
Other liabilities	199	193
Total long-term liabilities	199	193
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Ordinary shares with no par value - Authorized: 47,800,000 shares at December 31, 2021 and 2020; Issued and outstanding: 18,756,570 and 18,494,739 shares at December 31, 2021 and 2020, respectively
Additional paid-in capital	210,847	205,063
Accumulated deficit	(174,887)	(132,286)
Total shareholders’ equity	35,960	72,777
Total liabilities and shareholders’ equity	$ 44,235	$ 75,847